UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
9/30/2015 (Unaudited)

		Shares	Value
Common Stocks - 94.6%
Consumer Discretionary - 14.1%
Auto Components - 1.8%
Superior Industries International, Inc.		121,992	$2,278,811

Hotels, Restaurants & Leisure - 3.5%
Bowl America, Inc. Class A		9,481	137,095
Luby's, Inc. (1)		230,603	1,146,097
Ruby Tuesday, Inc. (1)		496,662	3,084,271
			4,367,463
Household Durables - 1.4%
Natuzzi S.p.A. - SP ADR (1)(2)		373,265	765,193
Retail Holdings N.V. (2)		57,305	1,031,490
			1,796,683
Media - 0.2%
Ballantyne Strong Inc. (1)		60,293	283,377

Textiles, Apparel & Luxury Goods - 7.2%
Delta Apparel, Inc. (1)(3)		506,866	8,936,048
Total Consumer Discretionary			17,662,382

Consumer Staples - 13.1%
Tobacco - 13.1%
Alliance One International, Inc. (1)(3)		803,250	16,370,243
Total Consumer Staples			16,370,243

Energy - 15.5%
Energy Equipment & Services - 9.2%
Gulfmark Offshore, Inc. Class A		135,109	825,516
McDermott International, Inc. (1)(2)		1,049,641	4,513,456
Mitcham Industries, Inc. (1)(3)		774,971	2,929,390
Paragon Offshore PLC (2)		1,113,452	267,229
Parker Drilling Co. (1)		1,122,213	2,951,420
			11,487,011
Oil, Gas & Consumable Fuels - 6.3%
Cloud Peak Energy, Inc. (1)		463,000	1,217,690
Comstock Resources, Inc.		296,461	566,241
Questerre Energy Corp. - Class A	CAD	1,593,800	226,918
WPX Energy, Inc. (1)		887,533	5,875,468
			7,886,317
Total Energy			19,373,328

Financials - 6.7%
Capital Markets - 0.3%
US Global Investors, Inc. - Class A		181,910	314,704

Commercial Banks - 0.0%
Citizens Bancshares Corp. (5)		3,024	26,460

Diversified Financial Services - 1.8%
California First National Bancorp.		167,096	2,232,402

Insurance - 3.3%
Echelon Financial Holdings, Inc.	CAD	401,212	4,181,985

Real Estate Management & Development - 1.1%
Public Service Properties Investments Ltd. (1)(3)	GBP	2,545,094	1,380,896

Thrifts & Mortgage Finance - 0.2%
First Federal of Northern Michigan Bancorp, Inc.		35,640	225,958
Total Financials			8,362,405

Industrials - 3.8%
Aerospace & Defense - 1.0%
Sypris Solutions, Inc.		1,023,086	1,237,934

Machinery - 2.0%
Hardinge, Inc.		265,497	2,437,262

Marine - 0.8%
Globus Maritime Ltd. (1)(2)		127,197	125,162
International Shipholding Corp.		238,317	912,754
			1,037,916
Total Industrials			4,713,112

Information Technology - 7.4%
Electronic Equipment, Instruments & Components - 1.5%
Frequency Electronics, Inc. (1)		78,265	812,391
Vishay Intertechnology, Inc.		105,989	1,027,033
			1,839,424
Semiconductor & Semiconductor Equipment - 5.9%
Photronics, Inc. (1)		746,241	6,760,944
Rubicon Technology, Inc. (1)		611,200	629,536
			7,390,480
Total Information Technology			9,229,904

Materials - 30.8%
Metals & Mining - 23.2%
Alamos Gold, Inc. Class A (1)(2)		623,725	2,301,545
Amerigo Resources Ltd. (1)(2)(3)(5)		8,906,800	1,919,415
AuRico Metals, Inc. (1)(2)		274,286	138,514
Avino Silver & Gold Mines Ltd. (1)(2)		1,686,675	1,551,741
Coeur Mining, Inc. (1)		450,294	1,269,829
Continental Gold, Inc.	CAD	1,238,600	1,531,428
Dalradian Resources, Inc. (1)(2)(5)		5,021,770	2,558,863
Endeavour Mining Corp. (1)(2)(5)		2,417,572	996,376
Geodrill Ltd. (3)	CAD	2,531,859	1,138,340
GoldQuest Mining Corp.	CAD	2,849,300	202,835
Guyana Goldfields, Inc. (1)(2)		938,550	2,481,995
Lake Shore Gold Corp. (1)(2)		3,393,966	2,852,289
Nevsun Resources Ltd. (2)		1,664,581	4,827,285
Olympic Steel, Inc.		250,626	2,493,729
Sulliden Mining Capital, Inc.	CAD	407,693	56,518
Timmins Gold Corp. (1)(2)		440,722	110,225
Universal Stainless & Alloy Products, Inc. (1)		248,609	2,630,283
			29,061,210
Paper & Forest Products - 7.6%
Mercer International, Inc.		371,705	3,728,201
Resolute Forest Products, Inc. (1)		687,370	5,712,045
			9,440,246
Total Materials			38,501,456

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Alaska Communications Systems Group, Inc. (1)	1,849,635	4,050,701

Total Common Stocks (Cost $165,321,788)		118,263,531

Warrants - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources, Corp., Exercise Price: $85.00, 04/15/2016 (1)(4)(6)	141,667	–
Total Energy		–

Materials - 0.0%
Metals & Mining - 0.0%
Avino Silver & Gold Mines Ltd., Warrants, (1)(4)(6)	311,922	12,477
Total Materials		12,477
Total Warrants (Cost $262,014)		12,477

Total Investments - 94.6% (Cost $165,583,802)		118,276,008
Other Assets in Excess of Liabilities - 5.4%		6,756,400
Net Assets - 100.0%		$125,032,408

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars.
(3) Affiliated Company − The fund is owner of more than 5% of the outstanding voting securities.
See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(4) Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees.
(5) Level 2 securities.
(6) Level 3 securities.

CAD — Canadian Dollar
GBP — British Pound

At September 30, 2015, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments		$165,583,802
Gross unrealized appreciation		12,289,480
Gross unrealized depreciation		(59,597,274)
Net unrealized depreciation on investments		(47,307,794)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The securities in the portfolio have been organized by their respective GICS code.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Portfolio Characteristics
9/30/2015 (Unaudited)

Portfolio Characteristics
Industry Breakdown
	% of the Fund’s Net Assets
Common Stock		94.6%
Aerospace & Defense	1.0%
Auto Components	1.8%
Capital Markets	0.3%
Commercial Banks	0.0%
Diversified Financial Services	1.8%
Diversified Telecommunication Services	3.2%
Electronic Equipment, Instruments & Components	1.5%
Energy Equipment & Services	9.2%
Hotels, Restaurants & Leisure	3.5%
Household Durables	1.4%
Insurance	3.3%
Machinery	2.0%
Marine	0.8%
Media	0.2%
Metals & Mining	23.2%
Oil, Gas & Consumable Fuels	6.3%
Paper & Forest Products	7.6%
Real Estate Management & Development	1.1%
Semiconductor & Semiconductor Equipment	5.9%
Textiles, Apparel & Luxury Goods	7.2%
Thrifts & Mortgage Finance	0.2%
Tobacco	13.1%
Warrants		0.0%
Oil, Gas & Consumable Fuels	0.0%
Metals & Mining	0.0%
Other Assets in Excess of Liabilities		5.4%
Total Net Assets		100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of September 30, 2015 amounted to $32,674,333, representing 26.13% of net assets. A summary of affiliated transactions for the period ended September 30, 2015 is as follows:

Aegis Value Fund

	Alliance One International Inc. ****	Amerigo Resources Ltd.	Delta Apparel Inc.	Geodrill Ltd.**	Legumex Walker Inc.***		Mitcham Industries Inc.**	Public Service Properties Investments Ltd.****	Tecumseh Products Co.***	Total

December 31, 2014
Balance
Shares	5,288,154	8,906,800	611,302	945,000		1,021,500	226,510	7,069,706	2,196,144	26,265,116
Cost	$16,470,054	$6,309,422	$4,638,288	$659,927		$3,471,695	$2,883,845	$2,941,068	$17,776,863	$51,607,390
Market Value	$8,355,283	$1,874,881	$6,223,054	$471,768		$2,329,984	$1,343,204	$2,837,359	$6,786,085	$28,406,646

Gross Additions
Shares	2,744,350	-	-	1,586,859		-	548,461	-	-	4,879,670
Cost	$2,959,036	$-	$-	$605,971		$-	$2,484,769	$-	$-	$6,049,776

Gross Deductions
Shares	-	-	(104,436)	-		(1,021,500)	-	-	(2,196,144)	(3,322,080)
Cost	$-	$-	$(797,410)	$-	$	$ (3,471,695)	$-	$-	$(17,776,863)	$(22,045,968)
Proceeds	$-	$-	$1,631,053	$-	$	$ 1,006,466	$-	$-	$10,932,304	$13,569,823

September 30, 2015
Balance
Shares	803,250	8,906,800	506,866	2,531,859		-	774,971	2,545,094	-	16,068,841
Cost	$19,429,090	$6,309,422	$3,840,878	$1,265,898		$-	$5,368,614	$1,107,720	$-	$37,321,621
Market Value	$16,370,243	$1,919,415	$8,936,048	$1,138,340		$-	$2,929,390	$1,380,896	$-	$32,674,333

Realized gain (loss)	$-	$-	$833,643	$-		$(2,465,229)	$-	$-	$(6,844,559)	$(8,476,145)

Investment income	$-	$-	$-	$-		$-	$-	$-	$-	$-

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

**Mitcham Industries Inc. and Geodrill Ltd. were not affiliated as of 12/31/2014
***Legumex Walker Inc. and Tecumseh Products Co. are no longer affiliated as of 9/30/2015.
**** The shares held by the Fund decreased due to the security having a reverse stock split during the year.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at September 30, 2015

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	17,662,382	-	-	17,662,382
Consumer Staples	16,370,243	-	-	16,370,243
Energy	19,373,328	-	-	19,373,328
Financials	8,335,945	26,460	-	8,362,405
Industrials	4,713,112	-	-	4,713,112
Information Technology	9,229,904	-	-	9,229,904
Materials	33,026,802	5,474,654	-	38,501,456
Telecommunication Services	4,050,701	-	-	4,050,701
Warrants
Materials	-	-	12,477	12,477
Total	112,762,417	5,501,114	12,477	118,276,008

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2015:

Investments	Fair Value as of 9/30/2015	Valuation Technique	Unobservable Inputs	Range
Avino Silver & Gold Mines, Exercise Price: $2.87, 02/25/2017	$12,477	Fair Valuation by Advisor	Pricing Model	$0.04
Magnum Hunter Resources, Corp., Exercise Price: $85.00, 04/15/2016	$0	Fair Valuation by Advisor	Pricing Model	$-

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities Period Ended 9/30/2015
Beginning Balance as of 12/31/14				$67,765
Unrealized losses included in earnings				(55,288)
Ending Balance as of 9/30/15				$12,477

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date				$(55,288)

During the period ended September 30, 2015, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis Value Fund.
	Transfers	Market Value
	Level 1 into Level 2	$4,478,278
	Level 2 into Level 1	$1,380,896

The transfers from Level 1 to Level 2 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.
The transfers from Level 2 to Level 1 were due to certain securities switching from an evaluated price obtained from the pricing vendor to a direct quote in an active market. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By   /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  November 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
      Scott L. Barbee, President

Date:  November 16, 2015

By  /s/ Sarah Q. Zhang
      Sarah Q. Zhang, Treasurer

Date:  November 16, 2015